Financial Instruments - Schedule of Reconciliation Financial Instruments Carried at Fair Value (Details) - Level 3 of Fair Value Hierarchy [Member] € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Schedule of Reconciliation Financial Instruments Carried at Fair Value [Line Items]
Financial asstes, Balance beginning	€ 13,427
Total income recognized in profit or loss	(2,563)
Total income recognized in other comprehensive income	3,397
Financial asstes, Balance ending	€ 14,261